IMPAIRMENT OF NONFINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
IMPAIRMENT OF NONFINANCIAL ASSETS
Schedule of sensitivity to changes in assumptions

Changes in key assumptions	In percentage points (p.p)
Financial variables
Discount rate	+/-	0.5
Perpetuity growth rates	+/-	1.0

Operating variables
Revenues Margin	+/-	1.5